OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Assets And Liabilities Employed By Segment (Details) - CAD ($) $ in Millions	Mar. 31, 2020		Apr. 01, 2019	Mar. 31, 2019
Disclosure of operating segments [line items]
Assets	$ 8,483.6	[1]	$ 7,385.6	$ 7,165.5
Liabilities	5,905.3	[1]	$ 5,003.1	4,755.5
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Assets	5,089.5			4,373.0
Liabilities	1,219.9			1,098.3
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Assets	1,767.5			1,627.2
Liabilities	613.5			595.2
Operating segments | Healthcare
Disclosure of operating segments [line items]
Assets	253.9			271.6
Liabilities	45.9			48.8
Unallocated amounts
Disclosure of operating segments [line items]
Assets	1,372.7			893.7
Liabilities	$ 4,026.0			$ 3,013.2

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.